PRINCIPAL RISKS (Tables)	12 Months Ended
Dec. 31, 2021
PRINCIPAL RISKS
Schedule of suppliers account for 10% or more of total cost of materials

	For the year ended December 31,
Supplier	2019	2020	2021
	RMB	RMB	RMB	US$
A	265,014	196,886	*	*
B	*	*	*	*
C	*	*	*	*
D	*	194,838	*	*
* Accounts for less than 10% during the period.